Business Combinations - Schedule of Acquired Companies Contributed with the Net Revenue and Profit to the Group's Results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Net Revenue		R$ 223,138	R$ 540,345
Profit for the year		28,541	116,161
First Response Inc [Member]
Disclosure of detailed information about business combination [line items]
Net Revenue			106,978
Profit for the year			38,159
Dracares Apoio Martimo e Portuario Ltda [Member]
Disclosure of detailed information about business combination [line items]
Net Revenue			61,430
Profit for the year			10,479
Flyone Serviço Aéreo Especializado, Comércio e Serviço Ltda [Member]
Disclosure of detailed information about business combination [line items]
Net Revenue			55,900
Profit for the year			2,750
RG Consultoria Tecnica Ambiental SA and RG Consultoria Tecnica Ambiental Brasil Ltda [Member]
Disclosure of detailed information about business combination [line items]
Net Revenue			9,314
Profit for the year			1,596
Ambipar Response Analytical SA [Member]
Disclosure of detailed information about business combination [line items]
Net Revenue			3,021
Profit for the year			693
Ambipar Response Fauna e Flora Ltda [Member]
Disclosure of detailed information about business combination [line items]
Net Revenue			25,080
Profit for the year			(5,775)
Graham Utility Hydrovac Services [Member]
Disclosure of detailed information about business combination [line items]
Net Revenue			4,209
Profit for the year			211
Ambipar Response Tank Cleaning SA [Member]
Disclosure of detailed information about business combination [line items]
Net Revenue			60,484
Profit for the year			43,059
Ridgeline Canada Inc [Member]
Disclosure of detailed information about business combination [line items]
Net Revenue			45,468
Profit for the year			6,647
Witt O´Briens LLC [Member]
Disclosure of detailed information about business combination [line items]
Net Revenue			168,461
Profit for the year			18,342
Ambipar Response Marine S.A. [Member]
Disclosure of detailed information about business combination [line items]
Net Revenue		12,968
Profit for the year		4,263
Ambipar Response Industrial Services S A [Member]
Disclosure of detailed information about business combination [line items]
Net Revenue		51,637
Profit for the year		4,120
Ambipar Response Environmental Consulting Offshore SA [Member]
Disclosure of detailed information about business combination [line items]
Net Revenue		4,955
Profit for the year		402
DFA Contracting Ltd [Member]
Disclosure of detailed information about business combination [line items]
Net Revenue		35,485
Profit for the year		3,765
Ambipar Response Remediation SA [Member]
Disclosure of detailed information about business combination [line items]
Net Revenue
Profit for the year		(2)
Ambipar Response Remediation Ltda [Member]
Disclosure of detailed information about business combination [line items]
Net Revenue		24,442
Profit for the year		6,689
RMC2 Soluções Ambientais Ltda [Member]
Disclosure of detailed information about business combination [line items]
Net Revenue		7,351
Profit for the year		(1,456)
Zenith Maritima Eireli [Member]
Disclosure of detailed information about business combination [line items]
Net Revenue		823
Profit for the year		293
Unidroid Robotica do Brasi Ltda [Member]
Disclosure of detailed information about business combination [line items]
Net Revenue
Profit for the year		(160)
Alberta LTD [Member]
Disclosure of detailed information about business combination [line items]
Net Revenue
Profit for the year		(13)
Bulldog Energy Group [Member]
Disclosure of detailed information about business combination [line items]
Net Revenue		58,536
Profit for the year		9,475
Smr Socorro Médico E Resgate Ltda [Member]
Disclosure of detailed information about business combination [line items]
Net Revenue		18,085
Profit for the year		702
Ssmr Saude Ocupacional Ltda Epp [Member]
Disclosure of detailed information about business combination [line items]
Net Revenue		4,623
Profit for the year		287
Ssr Servicos De Seguranca E Resgate Ltda Epp [Member]
Disclosure of detailed information about business combination [line items]
Net Revenue		4,233
Profit for the year		R$ 176